Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2018
Registrant Name	BARRETT OPPORTUNITY FUND, INC.
Central Index Key	0000277585
Amendment Flag	false
Document Creation Date	Dec. 17, 2018
Document Effective Date	Dec. 29, 2018
Prospectus Date	Dec. 29, 2018
BARRETT OPPORTUNITY FUND, INC. | Class O
Prospectus:
Trading Symbol	SAOPX